Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
Major classifications of premises and equipment, stated at cost, are as follows:

	2015	2014
	(In thousands)

Land, buildings and improvements	$15,650	$15,009
Furniture and equipment	11,361	10,798
Computer software	2,037	1,990

	29,048	27,797
Less accumulated depreciation	(18,602)	(17,726)

Net premises and equipment	$10,446	$10,071